Goodwill and intangible assets - Additional Information (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, period increase (decrease)	$ 0
Impairment of goodwill and intangibles		$ 269,900,000